CONVERTIBLE NOTE - Summary of other terms (Details) - USD ($)	Aug. 01, 2025	Sep. 30, 2025	Aug. 04, 2025	Sep. 30, 2024	Jul. 26, 2022
DERIVATIVE LIABILITY
Principal amount	$ 2,200,000
Purchase price of debt	$ 2,000,000
Ordinary shares, par value (in dollars per share)		$ 1
Number of pre-delivery	1,069,500
Debt term	12 months
Interest rate	9.00%
Default interest rate	18.00%
Pre-delivery price per share	$ 0.00025
Repurchase period	30 days
Nominal fee	$ 267
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note		$ 33,542	$ 33.542
Common Class A
DERIVATIVE LIABILITY
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025		$ 0.00025	$ 0.00025
Number of pre-delivery	1,069,500